Asset Retirement Obligations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in carrying amount of asset retirement obligations
Balance at the beginning of the period	$ 240,634,000	$ 199,633,000
Accretion expense	15,342,000	13,189,000	12,469,000
Revisions to estimated cash flows	(7,572,000)	33,444,000
Payments	(1,075,000)	(5,632,000)	(7,506,000)
Balance at the end of the period	247,329,000	240,634,000	199,633,000
Less current portion	(1,248,000)	(1,643,000)
Asset retirement obligation, net of current portion	246,081,000	238,991,000
Concurrent reclamation excluded from asset retirement obligation	$ 7,400,000	$ 8,600,000